Current and Future Changes in Accounting Policies (Narrative) (Details) - CAD ($) $ in Millions	Oct. 31, 2025	Oct. 31, 2024
Disclosure of initial application of standards or interpretations [line items]
Deferred tax assets	$ 5,388	$ 4,937
Retained earnings	78,320	70,826
Accumulated other comprehensive income (loss)	$ 12,874	$ 7,904